SHARE-BASED COMPENSATION (Details)	12 Months Ended													0 Months Ended			12 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2013 Options Minimum USD ($)	Dec. 31, 2012 Options Minimum USD ($)	Dec. 31, 2011 Options Minimum USD ($)	Dec. 31, 2013 Options Maximum USD ($)	Dec. 31, 2012 Options Maximum USD ($)	Dec. 31, 2011 Options Maximum USD ($)	Dec. 31, 2013 2007 and 2008 Option Plans Options schedule	Dec. 31, 2013 2007 and 2008 Option Plans Options Vesting schedule one	Dec. 31, 2013 2007 and 2008 Option Plans Options Vesting schedule two	Oct. 16, 2008 2007 Plan Options	Aug. 09, 2011 2008 Plan Options CNY employee	Feb. 26, 2011 2008 Plan Options employee	May 28, 2009 2008 Plan Options	Dec. 31, 2013 2010 Plan Options schedule	May 20, 2010 2010 Plan Options	Dec. 31, 2013 2010 Plan Options Minimum	Dec. 31, 2013 2010 Plan Options Maximum	Dec. 31, 2013 2010 Plan Options Vesting schedule one	Dec. 31, 2013 2010 Plan Options Vesting schedule two	Dec. 31, 2013 2010 Plan Options Vesting schedule three	Dec. 31, 2013 2011 Plan Minimum	Jul. 02, 2012 2011 Plan Maximum	Dec. 31, 2013 2011 Plan Maximum	Mar. 26, 2013 2011 Plan Options USD ($) employee	Mar. 26, 2013 2011 Plan Options CNY	Jul. 02, 2012 2011 Plan Options	Dec. 31, 2013 2011 Plan Options schedule	Jun. 20, 2011 2011 Plan Options	Dec. 31, 2013 2011 Plan Options Vesting schedule one	Dec. 31, 2013 2011 Plan Options Vesting schedule two	Dec. 31, 2013 2011 Plan Options Vesting schedule three	Dec. 31, 2013 2011 Plan Options Vesting schedule four	Jan. 02, 2012 2010 Plan and 2011 Options USD ($)	Jan. 02, 2012 2010 Plan and 2011 Options CNY
Share-based compensation
Aggregate number of shares that can be purchased													14,000,000			8,600,000		9,000,000													22,000,000
Specified percentage of total issued and outstanding ordinary shares which can be issued under the plan																									5.00%
Threshold percentage of the unissued ordinary shares reserved in the Award Pool to the total then issued and outstanding ordinary shares, under which the shares reserved in the Award Pool shall be increased automatically																									1.00%
Percentage of ordinary shares reserved in the Award Pool to the then issued and outstanding ordinary shares, immediately after automatic increase pursuant to the plan																													5.00%
Expiration term of options granted										9 years									7 years	10 years				8 years		9 years
Number of different vesting schedules										2							3													4
Percentage of options vesting on the stated vesting commencement date											100.00%										100.00%											100.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date																						25.00%	25.00%										25.00%	25.00%	33.00%
Percentage of options vesting on the second anniversary of the stated vesting commencement date											50.00%											25.00%											25.00%		33.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date												25.00%										25.00%											25.00%		33.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date												25.00%										25.00%											25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date																							6.25%											6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date																							6.25%											6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date																							6.25%											6.25%
Number of share options authorized for accelerated vesting														800,000	800,000												2,758,336	2,758,336
Compensation cost reversed																											$ 487,000	2,948,000
Fair value of the award on the modification date																											277,000	1,676,000
Number of employees for whom accelerated vesting of share options authorized														2	2												1	1
Net incremental stock-based compensation (in CNY or dollars)														1,776,000																						$ 501,000	3,121,300
Exercise price of certain options before modification (in dollars per shares)																																				$ 0.41
Exercise price (in dollars per share)																																				$ 0.24
Options granted (in shares)	9,471,008	2,130,000	25,954,666
Exercise price (in CNY or dollars per share)				$ 0.24	$ 0.24	$ 0.24	$ 0.41	$ 0.41	$ 0.41
Options to purchase ordinary shares, outstanding (in shares)	37,911,574
Number of ordinary shares available for future grant	3,717,467